Significant Accounting Policies, Vessel Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 01, 2015	Sep. 30, 2015
Vessels [Abstract]
Depreciation expense	$ 10,518,000	$ 8,531,000	$ 1,865,000
Vessels [Member]
Vessels [Abstract]
Estimated useful life	30 years
Depreciation expense	$ 10,499,000	$ 8,509,000
Vessels [Member] | Change in Estimated Useful Life [Member]
Vessels [Abstract]
Estimated useful life	25 years
Depreciation expense			$ 289,000
Basic and diluted (in dollars per share)			$ 0.03
Vessels [Member] | Revised Salvage Value [Member]
Vessels [Abstract]
Depreciation expense			$ 235,000
Basic and diluted (in dollars per share)			$ 0.02
Salvage value per lightweight ton				$ 295,500	$ 420,000